Business Combinations - Whistler Medical Marijuana Corporation ("Whistler") (Details)			4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 01, 2019 CAD ($) shares	Nov. 22, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Feb. 28, 2019 CAD ($)	Jun. 30, 2019 CAD ($) day	Jun. 30, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred			$ 3,181,453,000		$ 3,181,453,000	$ 850,113,000
Common shares issued			3,036,810,000		3,036,810,000	707,122,000
Loan settlement			6,043,000		6,043,000	3,017,000
Contingent consideration			24,778,000		24,778,000	1,119,000
Provisional allocation at acquisition
Intangible assets		$ 141,558,000
Goodwill		131,154,000
Adjustments
Intangible assets		8,187,000
Goodwill		(35,658,000)
Final
Intangible assets		149,745,000
Goodwill		$ 95,496,000	2,416,940,000		2,416,940,000	$ 721,877,000
Whistler Medical Marijuana Corporation (Whistler)
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 158,101,000
Number of shares issues for acquisition (in shares) | shares	13,460,833
Common shares issued	$ 130,839,000
Loan settlement	2,867,000
Contingent consideration	24,395,000
Gross contingent consideration	$ 25,100,000
Number finder's fees shares issued for acquisition (in shares) | shares	207,100
Fair value of finder's fees shares issued for acquisition	$ 2,100,000
Gross contingent consideration accounted for as post-combination services					14,900,000
Share-based compensation					7,600,000
Volume weighted average price					$ 9.77
Volume weighted average price, consecutive trading days | day					5
Provisional allocation at acquisition
Net identifiable assets acquired, excluding intangible assets	18,238,000
Intangible assets	31,100,000
Goodwill	108,763,000
Adjustments
Net identifiable assets acquired, excluding intangible assets	(517,000)
Intangible assets	(300,000)
Goodwill	817,000
Final
Net identifiable assets acquired, excluding intangible assets	17,721,000
Intangible assets	30,800,000
Goodwill	$ 109,580,000
Revenue of combined entity as if combination occurred at beginning of period			3,600,000
Loss of combined entity as if combination occurred at beginning of period			$ (1,500,000)
Revenue of acquiree prior to acquisition date				$ 3,100,000
Profit (loss) of acquiree prior to acquisition date				$ (1,000,000)